Investment in associates and joint ventures	12 Months Ended
Dec. 31, 2025
Investments in associates and joint ventures [Abstract]
Investments in associates and joint ventures	8 Investment in associates and joint ventures

Investments in associates and joint ventures
	2025			2024
in EUR million	Interest held (%)	Fair value of listed investments	Balance sheet value	Interest held (%)	Fair value of listed investments	Balance sheet value
TMBThanachart Bank Public Company Limited	23%	1,212	1,307	23%	1,164	1,266
Other investments in associates and joint ventures			300			412
			1,607			1,679
TMBThanachart Bank Public Company Limited
ING Group has an 23% investment in TMBThanachart Bank Public Company Limited (hereafter: TTB), a bank listed on the stock exchange of Thailand. TTB is providing products and services to wholesale, small and medium enterprise (SME), and retail customers. TTB is accounted for as an investment in associate based on the size of
ING's shareholding and representation on the Board. The investment in TTB is reflected in the Corporate Line.
A summary of the unaudited financial information of TTB as of the end of September 2025 based on the data available at the time the consolidated financial statements were prepared is presented below. TTB’s statutory reporting date is 31 December. For the year ending 31 December 2025, ING recognised the associate’s results using TTB’s financial statements for the 12‑month period ending 30 September 2025.

Selected balance sheet information TMBThanachart Bank Public Company Limited
As at 30 September in EUR million	2025	2024
Loans to customers and accrued interest receivables, net	31,009	33,878
Interbank and money market items, net	5,856	7,152
Investments, net	5,917	4,680
Other	3,158	3,436
Total assets	45,940	49,147
Deposits	34,345	36,563
Interbank and money market items	2,663	2,633
Debts issued and borrowings	462	1,139
Other	1,942	2,218
Total liabilities	39,412	42,554
Equity	6,529	6,593

Selected profit or loss information TMBThanachart Bank Public Company Limited
For the 12 months ended 30 September
in EUR million	2025	2024
Total operating income	1,795	1,991
Total expenses	1,266	1,548
Profit for the period	555	586
Total other comprehensive income for the period	170	17
Other investments in associates and joint ventures
Included in Other investments in associates and joint ventures are mainly financial services and (non-) financial technology funds or vehicles operating predominantly in Europe, and are individually not significant to ING Group.
Significant influence for associates in which the interest held is below 20%, is based on the combination of ING
Group’s financial interest and other arrangements, such as participation in the Board of Directors.
The associates and joint ventures of ING are subject to legal and regulatory restrictions regarding the amount of dividends they can pay to ING. These restrictions are, for example, dependent on the laws in the country of incorporation for declaring dividends or as a result of minimum capital requirements that are imposed by industry regulators in the countries in which the associates and joint ventures operate.
In addition, the associates and joint ventures also consider other factors in determining the appropriate levels of equity needed. These factors and limitations include, but are not limited to, the rating agency and regulatory views, which can change over time.

Changes in Investments in associates and joint ventures
in EUR million	2025	2024
Opening balance as at 1 January	1,679	1,509
Additions	1	26
Transfers	-29	-7
Revaluations	35	0
Share of results	209	205
Dividends received	-160	-91
Disposals	-66	-16
Impairments	-9	-35
Exchange rate differences	-54	87
Closing balance	1,607	1,679
Share of results from associates and joint ventures of EUR 209 million (2024: EUR 205 million) as included in the table above is mainly attributable to our share in the results of TTB of EUR 136 million (2024: EUR 123 million)
and a EUR  44 million gain from the sale of an associate in Belgium, while 2024 included EUR 77 million as our share in the result of an associate in Belgium following a one-off profit.
Impairments and reversal thereof on the investment in TTB
Accumulated impairments on the investment in TTB of EUR 395 million (2024: EUR  395 million) were recognised in previous years. There is no impairment trigger observed as per 31 December 2025. A Value in Use ('VIU') was estimated following the prolonged increase of the quoted TTB share price over the original cost price of the investment and the sustained improved broker consensus outlook. As the VIU did not significantly exceed the carrying amount of the investment in TTB, no reversal of impairment was recognised.
Methodology
The recoverable amount is determined as the higher of the fair value less costs of disposal and VIU. Fair value less costs of disposal is based on observable share price. The VIU calculation uses discounted cash flow projections based on management’s best estimates. VIU is derived using a Dividend Discount Model (DDM) where distributable equity, i.e. future earnings available to ordinary shareholders, is used as a proxy for future cash flows. The valuation looks at expected cash flows into perpetuity resulting in two main components to the VIU calculation:
▪The estimation of future earnings over a 5-year forecast period; and
▪The terminal value being the extrapolation of earnings into perpetuity applying a long-term growth rate. The earnings that are used for extrapolation represent the stable long-term financial results and position of TTB, i.e.
a steady state. The terminal value comprises the majority of the total VIU.
Key assumptions used in the VIU calculation as at 31 December 2025
The VIU is determined using a valuation model which is subject to multiple management assumptions. The key assumptions, i.e. those to which the overall result is most sensitive to, are the following:
•Expected future earnings of TTB: Short-  to medium-term expectations are based on forecasts derived from broker consensus. Longer-term and steady-state expectations into perpetuity are derived using reasonable and supportable assumptions capturing a combination of TTB specific and market data points; A capital maintenance charge is applied, which is management’s forecast of the earnings that need to be withheld in order for TTB to meet target regulatory requirements over the forecast period;
•Discount rate (cost of equity): 10.17% (2024: 10.96%), based on the capital asset pricing model (CAPM)
calculated for TTB using current market data and expert judgement; and
•Terminal growth rate: 2.41% (2024: 2.74%) consistent with current long term government bond yield in
Thailand as a proxy for a risk-free rate.
The model was evaluated for reasonably possible changes to key assumptions in the model. This reflects the sensitivity of the VIU to each key assumption on its own and it is possible that more than one favourable and/or unfavourable change may occur at the same time. The selected rates of reasonably possible changes to key assumptions are based on external analysts’ forecasts and other relevant external data sources, which can change period to period. The sensitivity of the VIU to each key assumption is as follows:
•A favourable change of 10% in the cash flows would result in an increase in VIU of EUR  89 million (2024: EUR
57 million), while an unfavourable change of -10% would result in a decrease in VIU of EUR  -90 million (2024:
EUR -59 million);
•A favourable change of 1% in the discount rate would result in an increase in VIU of EUR 159 million (2024: EUR
95 million), while an unfavourable change of -1% would result in a decrease in VIU of EUR  -122 million (2024:
EUR  -75 million);
•A favourable change of 1% in the terminal growth rate would result in an increase in VIU of EUR 118 million
(2024: EUR  68 million), while an unfavourable change of -1% would result in a decrease in VIU of EUR  -90 million (2024: EUR -53 million)